Schedule of Investments (unaudited)	iShares® Global Comm Services ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
SEEK Ltd.	24,381	$346,618
Telstra Corp. Ltd.	794,161	2,147,761
		2,494,379
Canada — 3.2%
BCE Inc.	62,677	2,753,807
Rogers Communications Inc., Class B, NVS	24,088	1,127,368
Shaw Communications Inc., Class B, NVS	30,822	888,011
TELUS Corp.	98,605	1,902,916
		6,672,102
China — 10.8%
Baidu Inc.(a)	155,950	2,223,960
Kuaishou Technology(a)(b)	133,600	1,200,966
NetEase Inc.	125,900	1,826,054
Tencent Holdings Ltd.	408,800	17,333,269
		22,584,249
Finland — 0.3%
Elisa OYJ	10,351	548,656

France — 1.4%
Orange SA	129,810	1,287,990
Publicis Groupe SA	16,226	1,036,554
Ubisoft Entertainment SA(a)	6,748	190,636
Vivendi SE	55,621	531,344
		3,046,524
Germany — 2.3%
Deutsche Telekom AG, Registered	239,911	4,773,406

Italy — 0.1%
Telecom Italia SpA/Milano(a)	681,305	157,893

Japan — 8.8%
Dentsu Group Inc.	16,500	517,616
KDDI Corp.	107,600	3,263,173
Nexon Co. Ltd.	31,000	695,972
Nintendo Co. Ltd.	80,600	3,388,954
Nippon Telegraph & Telephone Corp.	157,200	4,483,109
SoftBank Corp.	190,800	2,158,647
SoftBank Group Corp.	82,000	3,468,020
Z Holdings Corp.	183,600	458,544
		18,434,035
Mexico — 0.6%
America Movil SAB de CV, Series L, NVS	1,313,424	1,191,663
Grupo Televisa SAB, CPO	178,120	161,973
Sitios Latinoamerica SAB de CV(a)	1,760	844
		1,354,480
Netherlands — 0.9%
Koninklijke KPN NV	224,207	693,978
Universal Music Group NV	52,352	1,266,010
		1,959,988
Norway — 0.2%
Telenor ASA	44,246	413,389

South Korea — 1.1%
Kakao Corp.(a)	21,426	912,661
NAVER Corp.	10,261	1,459,329
		2,371,990
Spain — 1.3%
Cellnex Telecom SA(b)	39,221	1,301,008
Security	Shares	Value

Spain (continued)
Telefonica SA	396,945	$1,436,983
		2,737,991
Sweden — 0.5%
Embracer Group AB(a)(c)	57,833	262,559
Tele2 AB, Class B	37,653	307,167
Telia Co. AB	168,654	430,956
		1,000,682
Switzerland — 0.4%
Swisscom AG, Registered	1,745	955,930

Taiwan — 0.5%
Chunghwa Telecom Co. Ltd.	264,120	971,333

United Kingdom — 2.3%
Auto Trader Group PLC(b)	66,602	414,754
BT Group PLC	479,592	647,581
Informa PLC	103,312	770,683
Rightmove PLC	60,179	372,293
Vodafone Group PLC	1,841,998	1,865,422
WPP PLC	73,892	730,052
		4,800,785
United States — 64.0%
Activision Blizzard Inc.	48,950	3,747,123
Alphabet Inc., Class A(a)	266,408	23,505,178
Alphabet Inc., Class C, NVS(a)	236,159	20,954,388
AT&T Inc.	490,422	9,028,669
Charter Communications Inc., Class A(a)	7,383	2,503,575
Comcast Corp., Class A	275,929	9,649,237
DISH Network Corp., Class A(a)	17,729	248,915
Electronic Arts Inc.	18,027	2,202,539
Fox Corp., Class A, NVS	20,790	631,392
Fox Corp., Class B	9,576	272,437
Interpublic Group of Companies Inc. (The)	26,704	889,510
Live Nation Entertainment Inc.(a)	9,818	684,707
Lumen Technologies Inc.	66,790	348,644
Match Group Inc.(a)	19,197	796,484
Meta Platforms Inc, Class A(a)	152,302	18,328,023
Netflix Inc.(a)	30,623	9,030,110
News Corp., Class A, NVS	26,280	478,296
News Corp., Class B	8,002	147,557
Omnicom Group Inc.	14,016	1,143,285
Paramount Global, Class B, NVS	34,712	585,939
Take-Two Interactive Software Inc.(a)	10,842	1,128,977
T-Mobile U.S. Inc.(a)	41,120	5,756,800
Verizon Communications Inc.	256,999	10,125,761
Walt Disney Co. (The)(a)	123,475	10,727,508
Warner Bros. Discovery Inc.(a)	151,887	1,439,889
		134,354,943
Total Common Stocks — 99.9%
(Cost: $278,355,008)		209,632,755

Preferred Stocks

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	416,812	92,980

Total Preferred Stocks — 0.0%
(Cost: $323,247)		92,980

Total Long-Term Investments — 99.9%
(Cost: $278,678,255)		209,725,735

Schedule of Investments (unaudited) (continued)	iShares® Global Comm Services ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(d)(e)(f)	284,089	$284,174
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(d)(e)	280,000	280,000

Total Short-Term Securities — 0.3%
(Cost: $564,053)		564,174

Total Investments — 100.2%
(Cost: $279,242,308)		210,289,909

Liabilities in Excess of Other Assets — (0.2)%		(400,962)

Net Assets — 100.0%		$209,888,947

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$284,763	(a)	$—		$(710)	$121	$284,174	284,089	$6,594	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	—		(50,000	)(a)	—	—	280,000	280,000	3,917		—
						$(710)	$121	$564,174		$10,511		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Mini TOPIX Index	1	03/09/23	$14	$(521)
E-Mini S&P Communication Services Select Sector Index	2	03/17/23	127	(183)
				$(704)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Global Comm Services ETF
December 31, 2022

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$142,381,525	$67,251,230	$—	$209,632,755
Preferred Stocks	—	92,980	—	92,980
Money Market Funds	564,174	—	—	564,174
	$142,945,699	$67,344,210	$—	$210,289,909
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(183)	$(521)	$—	$(704)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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